Document and Entity Information	Oct. 19, 2021
Document And Entity Information [Line Items]
Entity Registrant Name	Environmental Impact Acquisition Corp
Amendment Flag	false
Entity Central Index Key	0001822691
Document Type	8-K
Document Period End Date	Oct. 19, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-39894
Entity Tax Identification Number	85-1914700
Entity Address, Address Line One	535 Madison Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(212)
Local Phone Number	389-8109
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Share Of Class A Common Stock And One Half Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A Common Stock and one-half of one Redeemable Warrant
Trading Symbol	ENVIU
Security Exchange Name	NASDAQ
Common Class B [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock, par value $0.0001 per share
Trading Symbol	ENVI
Security Exchange Name	NASDAQ
Warrants Each Exercisable For One Share Class A Common Stock For 11.50 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each exercisable for one share Class A Common Stock for $11.50 per share
Trading Symbol	ENVIW
Security Exchange Name	NASDAQ